CONCENTRATION OF RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 customer USD ($)	Dec. 31, 2019 customer USD ($)	Dec. 31, 2018 customer USD ($)
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Foreign currency exchange rate risk
Appreciation and depreciation of the RMB against US dollar (as a percent)	6.30%	1.30%	5.70%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Number of customers | customer	5	5	5
Concentration risk percentage	25.85%	34.60%	35.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	95.00%	97.00%	90.00%
Number of suppliers | $	5	5	5